Stock Dividends	12 Months Ended
Dec. 31, 2025
EBP 100
EBP, Description of Plan [Line Items]
Stock Dividends	Stock Dividends The Plan earned cash dividends of $2.49 per share on Rayonier Inc. stock owned, totaling $558,822 for the year ended December 31, 2025.